Risk management - Non-performing Loans: outstandings by economic sectors and geographical area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non performing Loans [line items]
Financial assets	€ 967,655	€ 951,934
Retail Challengers & Growth Markets
Non performing Loans [line items]
Increase (decrease) in financial assets	(561)
Market Leaders
Non performing Loans [line items]
Increase (decrease) in financial assets	(276)
Wholesale Banking
Non performing Loans [line items]
Increase (decrease) in financial assets	€ 494
Netherlands | Non-performing loans
Non performing Loans [line items]
Percentage of total outstandings	0.80%	1.00%
Belgium | Non-performing loans
Non performing Loans [line items]
Percentage of total outstandings	2.80%
Belgium, Netherlands and Germany | Non-performing loans
Non performing Loans [line items]
Financial assets	€ 5,900	€ 6,500
Percentage of total outstandings	50.90%	53.80%
Financial Assets Past Due But Not Impaired
Non performing Loans [line items]
Financial assets	€ 11,691	€ 12,021
Financial Assets Past Due But Not Impaired | Netherlands
Non performing Loans [line items]
Financial assets	1,742	2,212
Financial Assets Past Due But Not Impaired | Belgium
Non performing Loans [line items]
Financial assets	3,312	3,255
Financial Assets Past Due But Not Impaired | Germany
Non performing Loans [line items]
Financial assets	899	1,005
Financial Assets Past Due But Not Impaired | Poland
Non performing Loans [line items]
Financial assets	710	768
Financial Assets Past Due But Not Impaired | Spain
Non performing Loans [line items]
Financial assets	246	284
Financial Assets Past Due But Not Impaired | UK
Non performing Loans [line items]
Financial assets	344	447
Financial Assets Past Due But Not Impaired | France
Non performing Loans [line items]
Financial assets	196	119
Financial Assets Past Due But Not Impaired | Luxembourg
Non performing Loans [line items]
Financial assets	145	87
Financial Assets Past Due But Not Impaired | Rest of Europe
Non performing Loans [line items]
Financial assets	1,578	1,056
Financial Assets Past Due But Not Impaired | America
Non performing Loans [line items]
Financial assets	654	1,060
Financial Assets Past Due But Not Impaired | Asia
Non performing Loans [line items]
Financial assets	1,324	656
Financial Assets Past Due But Not Impaired | Australia
Non performing Loans [line items]
Financial assets	470	966
Financial Assets Past Due But Not Impaired | Africa
Non performing Loans [line items]
Financial assets	72	105
Financial Assets Past Due But Not Impaired | Private Individuals
Non performing Loans [line items]
Financial assets	4,129	4,869
Financial Assets Past Due But Not Impaired | Private Individuals | Netherlands
Non performing Loans [line items]
Financial assets	574	776
Financial Assets Past Due But Not Impaired | Private Individuals | Belgium
Non performing Loans [line items]
Financial assets	1,538	1,578
Financial Assets Past Due But Not Impaired | Private Individuals | Germany
Non performing Loans [line items]
Financial assets	739	721
Financial Assets Past Due But Not Impaired | Private Individuals | Poland
Non performing Loans [line items]
Financial assets	185	206
Financial Assets Past Due But Not Impaired | Private Individuals | Spain
Non performing Loans [line items]
Financial assets	194	232
Financial Assets Past Due But Not Impaired | Private Individuals | UK
Non performing Loans [line items]
Financial assets	4	8
Financial Assets Past Due But Not Impaired | Private Individuals | France
Non performing Loans [line items]
Financial assets	11	16
Financial Assets Past Due But Not Impaired | Private Individuals | Luxembourg
Non performing Loans [line items]
Financial assets	36	35
Financial Assets Past Due But Not Impaired | Private Individuals | Rest of Europe
Non performing Loans [line items]
Financial assets	470	497
Financial Assets Past Due But Not Impaired | Private Individuals | America
Non performing Loans [line items]
Financial assets	3	3
Financial Assets Past Due But Not Impaired | Private Individuals | Asia
Non performing Loans [line items]
Financial assets	4	4
Financial Assets Past Due But Not Impaired | Private Individuals | Australia
Non performing Loans [line items]
Financial assets	370	791
Financial Assets Past Due But Not Impaired | Private Individuals | Africa
Non performing Loans [line items]
Financial assets	1	1
Financial Assets Past Due But Not Impaired | Natural Resources
Non performing Loans [line items]
Financial assets	1,421	1,398
Financial Assets Past Due But Not Impaired | Natural Resources | Netherlands
Non performing Loans [line items]
Financial assets	57	67
Financial Assets Past Due But Not Impaired | Natural Resources | Belgium
Non performing Loans [line items]
Financial assets	33	44
Financial Assets Past Due But Not Impaired | Natural Resources | Germany
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Natural Resources | Poland
Non performing Loans [line items]
Financial assets	14	20
Financial Assets Past Due But Not Impaired | Natural Resources | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Natural Resources | UK
Non performing Loans [line items]
Financial assets		27
Financial Assets Past Due But Not Impaired | Natural Resources | France
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Natural Resources | Luxembourg
Non performing Loans [line items]
Financial assets	53
Financial Assets Past Due But Not Impaired | Natural Resources | Rest of Europe
Non performing Loans [line items]
Financial assets	432	116
Financial Assets Past Due But Not Impaired | Natural Resources | America
Non performing Loans [line items]
Financial assets	77	577
Financial Assets Past Due But Not Impaired | Natural Resources | Asia
Non performing Loans [line items]
Financial assets	649	421
Financial Assets Past Due But Not Impaired | Natural Resources | Australia
Non performing Loans [line items]
Financial assets	85	90
Financial Assets Past Due But Not Impaired | Natural Resources | Africa
Non performing Loans [line items]
Financial assets	21	37
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care
Non performing Loans [line items]
Financial assets	1,233	1,239
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Netherlands
Non performing Loans [line items]
Financial assets	310	299
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Belgium
Non performing Loans [line items]
Financial assets	179	176
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Germany
Non performing Loans [line items]
Financial assets	24	25
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Poland
Non performing Loans [line items]
Financial assets	109	111
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | UK
Non performing Loans [line items]
Financial assets	173	226
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | France
Non performing Loans [line items]
Financial assets	7	7
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Luxembourg
Non performing Loans [line items]
Financial assets		2
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Rest of Europe
Non performing Loans [line items]
Financial assets	228	37
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | America
Non performing Loans [line items]
Financial assets	77	228
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Asia
Non performing Loans [line items]
Financial assets	126	128
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Australia
Non performing Loans [line items]
Financial assets		1
Financial Assets Past Due But Not Impaired | Food, Beverages & Personal Care | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Transportation & Logistics
Non performing Loans [line items]
Financial assets	583	807
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Netherlands
Non performing Loans [line items]
Financial assets	232	385
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Belgium
Non performing Loans [line items]
Financial assets	58	55
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Germany
Non performing Loans [line items]
Financial assets	1	1
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Poland
Non performing Loans [line items]
Financial assets	36	35
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Spain
Non performing Loans [line items]
Financial assets	47	47
Financial Assets Past Due But Not Impaired | Transportation & Logistics | UK
Non performing Loans [line items]
Financial assets	20	20
Financial Assets Past Due But Not Impaired | Transportation & Logistics | France
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Luxembourg
Non performing Loans [line items]
Financial assets	2	3
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Rest of Europe
Non performing Loans [line items]
Financial assets	154	165
Financial Assets Past Due But Not Impaired | Transportation & Logistics | America
Non performing Loans [line items]
Financial assets	24	29
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Asia
Non performing Loans [line items]
Financial assets	7	49
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Australia
Non performing Loans [line items]
Financial assets	1	17
Financial Assets Past Due But Not Impaired | Transportation & Logistics | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Services
Non performing Loans [line items]
Financial assets	628	786
Financial Assets Past Due But Not Impaired | Services | Netherlands
Non performing Loans [line items]
Financial assets	136	199
Financial Assets Past Due But Not Impaired | Services | Belgium
Non performing Loans [line items]
Financial assets	375	385
Financial Assets Past Due But Not Impaired | Services | Germany
Non performing Loans [line items]
Financial assets	2
Financial Assets Past Due But Not Impaired | Services | Poland
Non performing Loans [line items]
Financial assets	43	45
Financial Assets Past Due But Not Impaired | Services | Spain
Non performing Loans [line items]
Financial assets	5	5
Financial Assets Past Due But Not Impaired | Services | UK
Non performing Loans [line items]
Financial assets		66
Financial Assets Past Due But Not Impaired | Services | France
Non performing Loans [line items]
Financial assets	3
Financial Assets Past Due But Not Impaired | Services | Luxembourg
Non performing Loans [line items]
Financial assets	2	4
Financial Assets Past Due But Not Impaired | Services | Rest of Europe
Non performing Loans [line items]
Financial assets	21	22
Financial Assets Past Due But Not Impaired | Services | America
Non performing Loans [line items]
Financial assets	40	52
Financial Assets Past Due But Not Impaired | Services | Asia
Non performing Loans [line items]
Financial assets		6
Financial Assets Past Due But Not Impaired | Services | Australia
Non performing Loans [line items]
Financial assets		1
Financial Assets Past Due But Not Impaired | Services | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Real Estate
Non performing Loans [line items]
Financial assets	712	686
Financial Assets Past Due But Not Impaired | Real Estate | Netherlands
Non performing Loans [line items]
Financial assets	89	167
Financial Assets Past Due But Not Impaired | Real Estate | Belgium
Non performing Loans [line items]
Financial assets	376	303
Financial Assets Past Due But Not Impaired | Real Estate | Germany
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Real Estate | Poland
Non performing Loans [line items]
Financial assets	54	61
Financial Assets Past Due But Not Impaired | Real Estate | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Real Estate | UK
Non performing Loans [line items]
Financial assets	84	88
Financial Assets Past Due But Not Impaired | Real Estate | France
Non performing Loans [line items]
Financial assets	25	21
Financial Assets Past Due But Not Impaired | Real Estate | Luxembourg
Non performing Loans [line items]
Financial assets	19	21
Financial Assets Past Due But Not Impaired | Real Estate | Rest of Europe
Non performing Loans [line items]
Financial assets	7	9
Financial Assets Past Due But Not Impaired | Real Estate | America
Non performing Loans [line items]
Financial assets	47
Financial Assets Past Due But Not Impaired | Real Estate | Asia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Real Estate | Australia
Non performing Loans [line items]
Financial assets	11	16
Financial Assets Past Due But Not Impaired | Real Estate | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | General Industries
Non performing Loans [line items]
Financial assets	482	461
Financial Assets Past Due But Not Impaired | General Industries | Netherlands
Non performing Loans [line items]
Financial assets	127	110
Financial Assets Past Due But Not Impaired | General Industries | Belgium
Non performing Loans [line items]
Financial assets	142	173
Financial Assets Past Due But Not Impaired | General Industries | Germany
Non performing Loans [line items]
Financial assets	17	18
Financial Assets Past Due But Not Impaired | General Industries | Poland
Non performing Loans [line items]
Financial assets	78	91
Financial Assets Past Due But Not Impaired | General Industries | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | General Industries | UK
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | General Industries | France
Non performing Loans [line items]
Financial assets	31	4
Financial Assets Past Due But Not Impaired | General Industries | Luxembourg
Non performing Loans [line items]
Financial assets	2	3
Financial Assets Past Due But Not Impaired | General Industries | Rest of Europe
Non performing Loans [line items]
Financial assets	26	34
Financial Assets Past Due But Not Impaired | General Industries | America
Non performing Loans [line items]
Financial assets	58	27
Financial Assets Past Due But Not Impaired | General Industries | Asia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | General Industries | Australia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | General Industries | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Builders & Contractors
Non performing Loans [line items]
Financial assets	493	429
Financial Assets Past Due But Not Impaired | Builders & Contractors | Netherlands
Non performing Loans [line items]
Financial assets	65	43
Financial Assets Past Due But Not Impaired | Builders & Contractors | Belgium
Non performing Loans [line items]
Financial assets	187	188
Financial Assets Past Due But Not Impaired | Builders & Contractors | Germany
Non performing Loans [line items]
Financial assets	2	4
Financial Assets Past Due But Not Impaired | Builders & Contractors | Poland
Non performing Loans [line items]
Financial assets	86	83
Financial Assets Past Due But Not Impaired | Builders & Contractors | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Builders & Contractors | UK
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Builders & Contractors | France
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Builders & Contractors | Luxembourg
Non performing Loans [line items]
Financial assets	20	2
Financial Assets Past Due But Not Impaired | Builders & Contractors | Rest of Europe
Non performing Loans [line items]
Financial assets	101	58
Financial Assets Past Due But Not Impaired | Builders & Contractors | America
Non performing Loans [line items]
Financial assets	32	50
Financial Assets Past Due But Not Impaired | Builders & Contractors | Asia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Builders & Contractors | Australia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Builders & Contractors | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Retail
Non performing Loans [line items]
Financial assets	244	290
Financial Assets Past Due But Not Impaired | Retail | Netherlands
Non performing Loans [line items]
Financial assets	31	40
Financial Assets Past Due But Not Impaired | Retail | Belgium
Non performing Loans [line items]
Financial assets	85	70
Financial Assets Past Due But Not Impaired | Retail | Germany
Non performing Loans [line items]
Financial assets	38	34
Financial Assets Past Due But Not Impaired | Retail | Poland
Non performing Loans [line items]
Financial assets	26	30
Financial Assets Past Due But Not Impaired | Retail | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Retail | UK
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Retail | France
Non performing Loans [line items]
Financial assets	18	56
Financial Assets Past Due But Not Impaired | Retail | Luxembourg
Non performing Loans [line items]
Financial assets	1	1
Financial Assets Past Due But Not Impaired | Retail | Rest of Europe
Non performing Loans [line items]
Financial assets	13	21
Financial Assets Past Due But Not Impaired | Retail | America
Non performing Loans [line items]
Financial assets	22	21
Financial Assets Past Due But Not Impaired | Retail | Asia
Non performing Loans [line items]
Financial assets	7	14
Financial Assets Past Due But Not Impaired | Retail | Australia
Non performing Loans [line items]
Financial assets	2	2
Financial Assets Past Due But Not Impaired | Retail | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Utilities
Non performing Loans [line items]
Financial assets	401	221
Financial Assets Past Due But Not Impaired | Utilities | Netherlands
Non performing Loans [line items]
Financial assets	6	8
Financial Assets Past Due But Not Impaired | Utilities | Belgium
Non performing Loans [line items]
Financial assets	6	9
Financial Assets Past Due But Not Impaired | Utilities | Germany
Non performing Loans [line items]
Financial assets	26	71
Financial Assets Past Due But Not Impaired | Utilities | Poland
Non performing Loans [line items]
Financial assets	23	26
Financial Assets Past Due But Not Impaired | Utilities | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Utilities | UK
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Utilities | France
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Utilities | Luxembourg
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Utilities | Rest of Europe
Non performing Loans [line items]
Financial assets	17	28
Financial Assets Past Due But Not Impaired | Utilities | America
Non performing Loans [line items]
Financial assets	194	30
Financial Assets Past Due But Not Impaired | Utilities | Asia
Non performing Loans [line items]
Financial assets	129
Financial Assets Past Due But Not Impaired | Utilities | Australia
Non performing Loans [line items]
Financial assets		48
Financial Assets Past Due But Not Impaired | Utilities | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals
Non performing Loans [line items]
Financial assets	310	158
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Netherlands
Non performing Loans [line items]
Financial assets	51	63
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Belgium
Non performing Loans [line items]
Financial assets	100	48
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Germany
Non performing Loans [line items]
Financial assets	2	2
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Poland
Non performing Loans [line items]
Financial assets	15	16
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | UK
Non performing Loans [line items]
Financial assets	14
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | France
Non performing Loans [line items]
Financial assets	100
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Luxembourg
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Rest of Europe
Non performing Loans [line items]
Financial assets	28	29
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | America
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Asia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Australia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Chemicals, Health & Pharmaceuticals | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Telecom
Non performing Loans [line items]
Financial assets	303	31
Financial Assets Past Due But Not Impaired | Telecom | Netherlands
Non performing Loans [line items]
Financial assets	24	13
Financial Assets Past Due But Not Impaired | Telecom | Belgium
Non performing Loans [line items]
Financial assets	1	1
Financial Assets Past Due But Not Impaired | Telecom | Germany
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Telecom | Poland
Non performing Loans [line items]
Financial assets	3	2
Financial Assets Past Due But Not Impaired | Telecom | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Telecom | UK
Non performing Loans [line items]
Financial assets		10
Financial Assets Past Due But Not Impaired | Telecom | France
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Telecom | Luxembourg
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Telecom | Rest of Europe
Non performing Loans [line items]
Financial assets		1
Financial Assets Past Due But Not Impaired | Telecom | America
Non performing Loans [line items]
Financial assets	5	5
Financial Assets Past Due But Not Impaired | Telecom | Asia
Non performing Loans [line items]
Financial assets	270
Financial Assets Past Due But Not Impaired | Telecom | Australia
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Telecom | Africa
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Other
Non performing Loans [line items]
Financial assets	753	646
Financial Assets Past Due But Not Impaired | Other | Netherlands
Non performing Loans [line items]
Financial assets	40	42
Financial Assets Past Due But Not Impaired | Other | Belgium
Non performing Loans [line items]
Financial assets	232	226
Financial Assets Past Due But Not Impaired | Other | Germany
Non performing Loans [line items]
Financial assets	48	129
Financial Assets Past Due But Not Impaired | Other | Poland
Non performing Loans [line items]
Financial assets	38	41
Financial Assets Past Due But Not Impaired | Other | Spain
Non performing Loans [line items]
Financial assets
Financial Assets Past Due But Not Impaired | Other | UK
Non performing Loans [line items]
Financial assets	50	2
Financial Assets Past Due But Not Impaired | Other | France
Non performing Loans [line items]
Financial assets		14
Financial Assets Past Due But Not Impaired | Other | Luxembourg
Non performing Loans [line items]
Financial assets	10	15
Financial Assets Past Due But Not Impaired | Other | Rest of Europe
Non performing Loans [line items]
Financial assets	79	38
Financial Assets Past Due But Not Impaired | Other | America
Non performing Loans [line items]
Financial assets	75	37
Financial Assets Past Due But Not Impaired | Other | Asia
Non performing Loans [line items]
Financial assets	130	34
Financial Assets Past Due But Not Impaired | Other | Australia
Non performing Loans [line items]
Financial assets		1
Financial Assets Past Due But Not Impaired | Other | Africa
Non performing Loans [line items]
Financial assets	€ 51	€ 67